Changes in inventories of finished goods - Summary of Changes in Inventories of Finished Goods (Details) - 12 months ended Mar. 31, 2025 ₨ in Millions, $ in Millions	INR (₨)	USD ($)	USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance of inventories	₨ 1,875		$ 22
Increase in inventory	(1,875)	$ (22)
Finished Goods
Disclosure of detailed information about property, plant and equipment [line items]
Closing balance of inventories	1,875		$ 22
Increase in inventory	₨ (1,875)	$ (22)